Financial instruments: fair value measurement and sensitivity analysis of market risk (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets [text block]
				Fair value through profit or loss
(in USD million)	Note	Loans and receivables	Available for sale	Held for trading	Fair value option	Non-financial assets	Total carrying amount

At 31 December 2017
Assets
Non-current derivative financial instruments		-	-	1,603	-	-	1,603
Non-current financial investments	13	47	397	-	2,397	-	2,841
Prepayments and financial receivables	13	723	-	-	-	188	912

Trade and other receivables	15	8,560	-	-	-	865	9,425
Current derivative financial instruments		-	-	159	-	-	159
Current financial investments	13	4,085	-	3,649	714	-	8,448
Cash and cash equivalents	16	2,917	-	1,473	-	-	4,390

Total		16,332	397	6,884	3,112	1,053	27,778

				Fair value through profit or loss
(in USD million)	Note	Loans and receivables	Available for sale	Held for trading	Fair value option	Non-financial assets	Total carrying amount

At 31 December 2016
Assets
Non-current derivative financial instruments		-	-	1,819	-	-	1,819
Non-current financial investments	13	-	207	-	2,137	-	2,344
Prepayments and financial receivables	13	707	-	-	-	185	893

Trade and other receivables	15	7,074	-	-	-	765	7,839
Current derivative financial instruments		-	-	492	-	-	492
Current financial investments	13	3,217	-	4,176	818	-	8,211
Cash and cash equivalents	16	2,791	-	2,299	-	-	5,090

Total		13,789	207	8,785	2,955	950	26,687

Disclosure of financial liabilities [text block]
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

At 31 December 2017
Liabilities
Non-current finance debt	18	24,183	-	-	24,183
Non-current derivative financial instruments		-	900	-	900

Trade and other payables	21	8,849	-	888	9,737
Current finance debt	18	4,091	-	-	4,091
Dividend payable		729	-	-	729
Current derivative financial instruments		-	403	-	403

Total		37,851	1,302	888	40,042

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

At 31 December 2016
Liabilities
Non-current finance debt	18	27,999	-	-	27,999
Non-current derivative financial instruments		-	1,420	-	1,420

Trade and other payables	21	7,233	-	2,433	9,666
Current finance debt	18	3,674	-	-	3,674
Dividend payable		712	-	-	712
Current derivative financial instruments		-	508	-	508

Total		39,618	1,928	2,433	43,979

Disclosure of fair value measurement [text block]
(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current financial investments	Current derivative financial instruments - assets	Cash equivalents	Non-current derivative financial instruments - liabilities	Current derivative financial instruments - liabilities	Net fair value

At 31 December 2017
Level 1	1,126	-	355	-	-	-	-	1,481
Level 2	1,271	1,320	4,008	122	1,473	(900)	(399)	6,896
Level 3	397	283	-	37	-	-	(4)	713

Total fair value	2,794	1,603	4,363	159	1,473	(900)	(403)	9,090

At 31 December 2016
Level 1	1,095	-	516	-	-	-	-	1,611
Level 2	1,042	970	4,479	426	2,299	(1,414)	(503)	7,299
Level 3	207	848	(0)	66	-	(6)	(4)	1,110

Total fair value	2,344	1,819	4,994	492	2,299	(1,420)	(508)	10,019

Reconciliation of fair value changes in financial instruments [Table text block]
(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current derivative financial instruments - assets	Non-current derivative financial instruments liabilities	Current derivative financial instruments - liabilities	Total amount

Full year 2017
Opening balance	207	848	66	(6)	(4)	1,110
Total gains and losses recognised in statement of income	-	(69)	36	6	-	(27)
Purchases	90	-	-	-	-	90
Settlement	-	(533)	(67)	-	-	(600)
Transfer into level 3	94	-	-	-	-	94
Foreign currency translation differences	5	37	3	-	-	45

Closing balance	397	283	37	-	(4)	713

Full year 2016
Opening balance	209	941	50	(59)	-	1,141
Total gains and losses recognised in statement of income	-	(98)	66	49	-	17
Purchases	2	-	-	-	-	2
Settlement	(5)	(17)	(53)	-	-	(75)
Transfer to current portion	-	(1)	1	4	(4)	-
Foreign currency translation differences	1	23	1	-	-	25

Closing balance	207	848	66	(6)	(4)	1,110

Commodity price sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Commodity price sensitivity	2017		2016
(in USD million)	- 20%	+ 20%	- 30%	+ 30%

At 31 December
Crude oil and refined products net gains (losses)	687	(606)	395	(390)
Natural gas and electricity net gains (losses)	613	(613)	810	(809)

Currency risk sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Currency risk sensitivity	2017		2016
(in USD million)	- 8%	+ 8%	- 12%	+ 12%

At 31 December
USD net gains (losses)	119	(119)	79	(79)
NOK net gains (losses)	(94)	94	31	(31)

Interest rate sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Interest risk sensitivity	2017		2016
(in USD million)	- 0.6 percentage points	+ 0.6 percentage points	- 0.8 percentage points	+ 0.8 percentage points

At 31 December
Interest rate net gains (losses)	664	(664)	897	(897)